Goldman Sachs Rising Dividend Growth Fund Expense Example - Class A C Inst Inv R6 R Shares [Member] - Goldman Sachs Rising Dividend Growth Fund	Oct. 31, 2025 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 647
Expense Example, with Redemption, 3 Years	910
Expense Example, with Redemption, 5 Years	1,193
Expense Example, with Redemption, 10 Years	1,998
Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	279
Expense Example, with Redemption, 3 Years	613
Expense Example, with Redemption, 5 Years	1,072
Expense Example, with Redemption, 10 Years	2,347
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	272
Expense Example, with Redemption, 5 Years	491
Expense Example, with Redemption, 10 Years	1,121
Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	547
Expense Example, with Redemption, 10 Years	1,246
Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	128
Expense Example, with Redemption, 3 Years	459
Expense Example, with Redemption, 5 Years	813
Expense Example, with Redemption, 10 Years	1,811
Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	269
Expense Example, with Redemption, 5 Years	486
Expense Example, with Redemption, 10 Years	$ 1,109